Accrued expenses and other current liabilities	12 Months Ended
Sep. 30, 2025
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities

Note 14 – Accrued expenses and other current liabilities

Accrued expenses and other payables consisted of the following:

	As of	As of
	September 30,	September 30,
	2025	2024
Payroll payable	$316,076	$277,383
Interest payable	113,295	-
Accrued expenses	5,554	26,050
Accrued expenses and other current liabilities	$434,925	$303,433